Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.9%)
	Air Products and Chemicals Inc.	924,561	309,968
	Newmont Corp.	4,732,861	202,188
	Fastenal Co.	2,384,117	174,613
[1]	International Paper Co.	2,179,433	121,242
	International Flavors & Fragrances Inc.	1,065,321	92,779
	LyondellBasell Industries NV Class A	1,084,937	82,130
	CF Industries Holdings Inc.	722,582	66,629
	Reliance Inc.	223,385	64,670
	Eastman Chemical Co.	487,595	48,589
	Carpenter Technology Corp.	197,167	38,065
	Mosaic Co.	1,332,128	37,153
	Southern Copper Corp.	364,131	33,362
	Celanese Corp. Class A	454,773	32,307
	FMC Corp.	517,620	28,873
	Balchem Corp.	133,845	21,410
	Cabot Corp.	222,021	19,198
	Avient Corp.	372,394	15,976
	Sensient Technologies Corp.	174,144	13,150
	Scotts Miracle-Gro Co.	177,353	12,585
	Chemours Co.	620,707	11,787
	Huntsman Corp.	682,451	11,486
	Sylvamo Corp.	143,339	11,481
	Tronox Holdings plc	494,799	5,081
	Kaiser Aluminum Corp.	67,329	4,713
	Mativ Holdings Inc.	222,254	2,122
			1,461,557
Consumer Discretionary (10.5%)
	Walmart Inc.	18,081,364	1,774,867
	Home Depot Inc.	4,132,309	1,702,429
	McDonald's Corp.	3,001,816	866,624
	Lowe's Cos. Inc.	2,385,352	620,287
	Starbucks Corp.	4,720,156	508,266
	Target Corp.	1,927,322	265,797
	Ford Motor Co.	16,351,682	164,825
	Yum! Brands Inc.	1,173,506	153,143
	Garmin Ltd.	644,884	139,198
	eBay Inc.	1,993,496	134,521
	Williams-Sonoma Inc.	521,030	110,130
	Darden Restaurants Inc.	487,687	95,216
	Estee Lauder Cos. Inc. Class A	960,090	80,100
	Best Buy Co. Inc.	897,615	77,069
	Southwest Airlines Co.	2,486,481	76,360
	Tapestry Inc.	967,852	70,595
	Omnicom Group Inc.	806,553	70,001
	Genuine Parts Co.	579,164	67,328
	Dick's Sporting Goods Inc.	232,874	55,901
	Fox Corp. Class A	919,000	47,034
	Interpublic Group of Cos. Inc.	1,550,750	44,460
	Ralph Lauren Corp. Class A	164,434	41,059
	LKQ Corp.	1,079,541	40,364
	VF Corp.	1,454,656	37,777
	Bath & Body Works Inc.	912,837	34,332
	Hasbro Inc.	579,028	33,491
	Wyndham Hotels & Resorts Inc.	315,478	33,132
	H&R Block Inc.	578,102	31,975
	Autoliv Inc.	290,409	28,071
	Fox Corp. Class B	553,459	26,898
	Vail Resorts Inc.	155,905	26,523
	Whirlpool Corp.	220,642	23,170
[1]	Sirius XM Holdings Inc.	893,453	21,452
	Lear Corp.	224,298	21,104
	Kontoor Brands Inc.	226,871	20,838

		Shares	Market Value ($000)
	Gap Inc.	846,702	20,380
	Paramount Global Class B	1,867,096	20,314
	Nexstar Media Group Inc. Class A	127,247	19,497
	Macy's Inc.	1,140,815	17,774
	Newell Brands Inc.	1,727,898	17,210
	Travel + Leisure Co.	272,943	14,837
	Harley-Davidson Inc.	492,853	13,337
	Penske Automotive Group Inc.	76,845	12,728
	Marriott Vacations Worldwide Corp.	145,131	12,593
	TEGNA Inc.	686,640	12,511
	Steven Madden Ltd.	299,391	12,290
	Advance Auto Parts Inc.	248,254	12,040
	Cheesecake Factory Inc.	199,825	11,220
	LCI Industries	102,876	10,780
	Wendy's Co.	715,017	10,604
	Polaris Inc.	214,275	10,221
	Nordstrom Inc.	414,584	10,033
	Red Rock Resorts Inc. Class A	202,152	9,916
	HNI Corp.	195,838	9,763
	Strategic Education Inc.	91,994	9,037
	Phinia Inc.	173,629	8,836
	Dana Inc.	540,866	8,621
	La-Z-Boy Inc.	174,347	8,229
	Carter's Inc.	147,874	7,973
	International Game Technology plc	467,941	7,964
	John Wiley & Sons Inc. Class A	164,334	6,726
	MillerKnoll Inc.	290,181	6,512
	Upbound Group Inc.	220,341	6,465
	Buckle Inc.	128,044	6,096
[1]	Kohl's Corp.	457,783	6,047
	Dillard's Inc. Class A	12,845	6,013
	Cracker Barrel Old Country Store Inc.	91,318	5,934
	Leggett & Platt Inc.	549,734	5,805
	Winnebago Industries Inc.	116,105	5,550
	Worthington Enterprises Inc.	129,720	5,435
	Papa John's International Inc.	136,479	5,401
	Oxford Industries Inc.	61,321	5,142
	Steelcase Inc. Class A	387,570	4,449
	Bloomin' Brands Inc.	317,199	3,984
	Jack in the Box Inc.	80,611	3,159
	Scholastic Corp.	96,916	1,881
	Guess? Inc.	107,072	1,382
			7,939,026
Consumer Staples (10.0%)
	Procter & Gamble Co.	9,829,782	1,631,646
	Coca-Cola Co.	16,172,468	1,026,628
	PepsiCo Inc.	5,727,502	863,077
	Philip Morris International Inc.	6,476,176	843,198
	Altria Group Inc.	7,063,881	368,947
	Mondelez International Inc. Class A	5,578,186	323,479
	CVS Health Corp.	5,255,410	296,826
	Colgate-Palmolive Co.	3,385,022	293,481
	Kimberly-Clark Corp.	1,400,382	182,008
	Kroger Co.	2,763,190	170,323
	Keurig Dr Pepper Inc.	4,665,301	149,756
	Sysco Corp.	2,047,090	149,274
	General Mills Inc.	2,325,262	139,841
	Kraft Heinz Co.	3,702,648	110,487
	Archer-Daniels-Midland Co.	1,985,975	101,741
	Hershey Co.	606,669	90,545
	Kellanova	1,092,094	89,257
	McCormick & Co. Inc. (Non-Voting)	1,048,755	80,995
	Coca-Cola Europacific Partners plc	854,108	67,090
	Tyson Foods Inc. Class A	1,171,352	66,170
	Clorox Co.	413,787	65,660
	Conagra Brands Inc.	1,985,505	51,405
	J M Smucker Co.	429,306	45,889
	Bunge Global SA	577,858	43,992
	Molson Coors Beverage Co. Class B	711,173	38,937

		Shares	Market Value ($000)
	Ingredion Inc.	272,737	37,212
	Hormel Foods Corp.	1,206,789	36,180
	Albertsons Cos. Inc. Class A	1,740,022	34,887
	Campbell's Co.	798,128	30,943
	Walgreens Boots Alliance Inc.	2,984,429	30,680
	Cal-Maine Foods Inc.	169,313	18,269
	Flowers Foods Inc.	781,757	15,283
	Lancaster Colony Corp.	80,614	13,603
	Energizer Holdings Inc.	297,179	10,101
	Nomad Foods Ltd.	561,541	10,029
	Spectrum Brands Holdings Inc.	112,812	9,539
	J & J Snack Foods Corp.	62,893	8,631
	Reynolds Consumer Products Inc.	225,628	6,230
	Universal Corp.	98,377	5,226
	Weis Markets Inc.	68,853	4,652
[1]	WK Kellogg Co.	272,454	4,520
	Fresh Del Monte Produce Inc.	139,154	4,243
			7,570,880
Energy (9.1%)
	Exxon Mobil Corp.	18,697,065	1,997,407
	Chevron Corp.	7,177,941	1,070,877
	ConocoPhillips	5,391,426	532,835
	EOG Resources Inc.	2,369,490	298,058
	Williams Cos. Inc.	5,068,639	280,955
	Schlumberger NV	5,862,984	236,161
	ONEOK Inc.	2,430,278	236,150
	Kinder Morgan Inc.	8,073,934	221,872
	Phillips 66	1,719,337	202,658
	Marathon Petroleum Corp.	1,389,572	202,475
	Baker Hughes Co. Class A	4,158,649	192,046
	Targa Resources Corp.	900,937	177,304
	Valero Energy Corp.	1,314,736	174,860
	Diamondback Energy Inc.	785,730	129,143
	EQT Corp.	2,454,150	125,456
	Expand Energy Corp.	960,941	97,632
	Halliburton Co.	3,677,889	95,699
	Devon Energy Corp.	2,594,151	88,461
	Coterra Energy Inc.	3,039,347	84,251
	Ovintiv Inc.	1,095,747	46,262
	DT Midstream Inc.	404,075	40,844
	Permian Resources Corp. Class A	2,723,964	39,906
	Range Resources Corp.	987,020	36,559
	APA Corp.	1,508,446	33,080
	Chord Energy Corp.	255,950	28,782
	HF Sinclair Corp.	644,806	23,265
	Antero Midstream Corp.	1,410,157	22,619
	Civitas Resources Inc.	408,684	20,745
	Archrock Inc.	690,324	19,391
	Noble Corp. plc	573,427	18,378
	Magnolia Oil & Gas Corp. Class A	714,955	16,944
	Golar LNG Ltd.	408,893	16,662
	Murphy Oil Corp.	594,570	15,833
	Northern Oil & Gas Inc.	410,913	14,772
	California Resources Corp.	284,556	14,000
	Patterson-UTI Energy Inc.	1,613,694	13,023
	Helmerich & Payne Inc.	400,970	12,667
	PBF Energy Inc. Class A	413,536	12,100
	Peabody Energy Corp.	521,274	9,461
	World Kinect Corp.	236,058	6,673
[1]	New Fortress Energy Inc. Class A	333,832	5,008
	Delek US Holdings Inc.	264,300	4,720
			6,915,994
Financials (23.3%)
	JPMorgan Chase & Co.	11,704,098	3,128,505
	Bank of America Corp.	27,739,776	1,284,352
	Wells Fargo & Co.	13,879,602	1,093,713
	Goldman Sachs Group Inc.	1,278,410	818,694
	Morgan Stanley	4,835,967	669,443
	Blackrock Inc.	615,030	661,465

	Shares	Market Value ($000)
Citigroup Inc.	7,883,934	641,989
Progressive Corp.	2,435,061	600,096
Blackstone Inc.	3,005,749	532,348
Chubb Ltd.	1,685,300	458,199
Apollo Global Management Inc.	2,172,880	371,519
CME Group Inc.	1,497,456	354,178
PNC Financial Services Group Inc.	1,653,808	332,333
US Bancorp	6,494,483	310,306
Truist Financial Corp.	5,559,014	264,720
Bank of New York Mellon Corp.	3,077,814	264,477
Aflac Inc.	2,323,695	249,518
Travelers Cos. Inc.	951,488	233,286
Ameriprise Financial Inc.	404,763	219,932
MetLife Inc.	2,450,128	211,961
Allstate Corp.	1,093,830	210,376
Discover Financial Services	1,041,384	209,412
American International Group Inc.	2,705,292	199,272
Prudential Financial Inc.	1,496,700	180,741
Ares Management Corp. Class A	770,403	152,709
M&T Bank Corp.	691,979	139,254
Hartford Financial Services Group Inc.	1,205,568	134,481
Fifth Third Bancorp	2,813,781	124,679
State Street Corp.	1,219,369	123,912
T. Rowe Price Group Inc.	913,681	106,828
Huntington Bancshares Inc.	6,013,443	103,431
Regions Financial Corp.	3,827,388	94,307
Northern Trust Corp.	815,477	91,570
Citizens Financial Group Inc.	1,860,023	88,481
Cincinnati Financial Corp.	637,829	87,414
Principal Financial Group Inc.	944,782	77,897
W R Berkley Corp.	1,223,636	71,986
Equitable Holdings Inc.	1,316,200	71,628
KeyCorp	3,853,764	69,291
Fidelity National Financial Inc.	1,080,924	62,877
Reinsurance Group of America Inc.	273,644	62,353
Everest Group Ltd.	179,198	62,273
East West Bancorp Inc.	574,771	59,184
Unum Group	756,472	57,681
Jefferies Financial Group Inc.	727,230	55,917
Credicorp Ltd.	284,053	52,010
Carlyle Group Inc.	910,889	51,156
First Horizon Corp.	2,216,707	48,524
Stifel Financial Corp.	412,997	47,846
Assurant Inc.	216,440	46,576
Ally Financial Inc.	1,142,127	44,509
Evercore Inc. Class A	149,250	43,472
Webster Financial Corp.	710,318	42,790
SouthState Corp.	404,411	42,702
Corebridge Financial Inc.	1,230,372	41,537
American Financial Group Inc.	298,717	40,793
Houlihan Lokey Inc. Class A	218,178	39,647
Western Alliance Bancorp	446,781	39,259
Comerica Inc.	551,877	37,152
Old Republic International Corp.	983,903	35,991
Zions Bancorp NA	602,114	34,838
Commerce Bancshares Inc.	513,516	34,303
Cullen/Frost Bankers Inc.	244,860	34,133
Synovus Financial Corp.	598,310	33,757
Old National Bancorp	1,299,349	30,989
Popular Inc.	297,094	30,583
Prosperity Bancshares Inc.	373,663	29,893
Invesco Ltd.	1,524,645	29,319
Jackson Financial Inc. Class A	310,126	29,226
Axis Capital Holdings Ltd.	319,515	29,082
Voya Financial Inc.	409,540	29,073
MGIC Investment Corp.	1,069,257	27,309
Cadence Bank	753,585	26,526
First American Financial Corp.	416,867	26,354
Franklin Resources Inc.	1,184,468	26,343
OneMain Holdings Inc.	469,267	26,063

	Shares	Market Value ($000)
RLI Corp.	344,606	25,277
Essent Group Ltd.	430,346	25,068
Lincoln National Corp.	706,848	24,853
Lazard Inc. Class A	455,157	24,747
SLM Corp.	878,871	24,529
Columbia Banking System Inc.	867,110	24,192
Janus Henderson Group plc	531,313	23,872
TPG Inc. Class A	349,513	23,505
Glacier Bancorp Inc.	470,806	23,385
FNB Corp.	1,481,600	23,246
Home BancShares Inc.	767,502	23,171
XP Inc. Class A	1,696,816	23,162
Moelis & Co. Class A	292,184	22,875
Hanover Insurance Group Inc.	148,941	22,801
Piper Sandler Cos.	71,599	22,707
Bank OZK	443,469	22,524
UMB Financial Corp.	185,244	21,840
Hancock Whitney Corp.	359,139	21,455
Radian Group Inc.	625,507	21,280
United Bankshares Inc.	545,782	21,013
First Financial Bankshares Inc.	537,882	20,041
Valley National Bancorp	1,934,250	19,884
Assured Guaranty Ltd.	209,789	19,846
ServisFirst Bancshares Inc.	209,293	18,977
FirstCash Holdings Inc.	159,090	17,365
CNO Financial Group Inc.	434,679	17,361
Kemper Corp.	252,383	16,955
Associated Banc-Corp	666,075	16,745
United Community Banks Inc.	495,152	16,424
Fulton Financial Corp.	750,994	15,275
International Bancshares Corp.	223,403	14,720
First Hawaiian Inc.	530,605	14,655
Eastern Bankshares Inc.	794,492	14,587
Community Financial System Inc.	215,618	14,129
Atlantic Union Bankshares Corp.	368,883	13,933
First Bancorp	669,468	13,898
Cathay General Bancorp	287,124	13,636
Virtu Financial Inc. Class A	332,778	13,331
Bread Financial Holdings Inc.	205,834	13,035
Walker & Dunlop Inc.	132,435	12,723
BankUnited Inc.	307,648	12,647
Flagstar Financial Inc.	1,051,565	12,440
Bank of Hawaii Corp.	161,520	12,035
Independent Bank Corp.	175,811	11,807
Simmons First National Corp. Class A	513,846	11,675
Artisan Partners Asset Management Inc. Class A	259,651	11,604
CVB Financial Corp.	548,059	11,422
Heartland Financial USA Inc.	175,324	11,338
First Financial Bancorp	388,777	10,894
First Interstate BancSystem Inc. Class A	326,899	10,771
First Merchants Corp.	241,454	10,730
BOK Financial Corp.	94,159	10,397
Towne Bank	289,910	10,370
Pacific Premier Bancorp Inc.	395,443	10,242
Renasant Corp.	259,587	10,093
Park National Corp.	59,301	10,064
Cohen & Steers Inc.	113,464	10,056
Banner Corp.	141,936	10,031
Seacoast Banking Corp. of Florida	348,410	9,912
BancFirst Corp.	81,914	9,754
Provident Financial Services Inc.	518,938	9,637
Trustmark Corp.	251,377	9,427
NBT Bancorp Inc.	189,522	9,027
WesBanco Inc.	238,540	8,358
WaFd Inc.	277,608	8,239
Stock Yards Bancorp Inc.	106,161	7,825
City Holding Co.	60,020	7,090
First Commonwealth Financial Corp.	416,812	6,952
Northwest Bancshares Inc.	524,663	6,931
Bank of NT Butterfield & Son Ltd.	182,698	6,703

	Shares	Market Value ($000)
Horace Mann Educators Corp.	170,198	6,575
S&T Bancorp Inc.	158,773	6,262
Sandy Spring Bancorp Inc.	181,896	6,154
Hilltop Holdings Inc.	194,509	5,870
WisdomTree Inc.	572,068	5,601
Hope Bancorp Inc.	479,232	5,588
Virtus Investment Partners Inc.	27,824	5,551
Mercury General Corp.	110,266	5,496
Westamerica Bancorp	106,044	5,489
Berkshire Hills Bancorp Inc.	177,840	5,230
Employers Holdings Inc.	101,849	5,007
Safety Insurance Group Inc.	60,259	4,761
1st Source Corp.	75,098	4,710
CNA Financial Corp.	92,657	4,546
Navient Corp.	318,128	4,349
F&G Annuities & Life Inc.	76,038	3,491
TFS Financial Corp.	209,771	2,878
Republic Bancorp Inc. Class A	34,284	2,244
		17,702,038
Health Care (11.1%)
Johnson & Johnson	10,049,489	1,529,030
AbbVie Inc.	7,380,877	1,357,343
Merck & Co. Inc.	10,563,519	1,043,887
Abbott Laboratories	7,206,107	921,877
Amgen Inc.	2,234,068	637,648
Pfizer Inc.	23,619,220	626,382
Gilead Sciences Inc.	5,199,094	505,352
Bristol-Myers Squibb Co.	8,449,542	498,100
Medtronic plc	5,348,347	485,737
Cigna Group	1,135,370	334,037
Cardinal Health Inc.	1,015,024	125,518
Quest Diagnostics Inc.	462,923	75,503
Baxter International Inc.	2,121,454	69,074
Viatris Inc.	4,944,172	55,770
Royalty Pharma plc Class A	1,628,438	51,426
Organon & Co.	1,071,148	16,667
Perrigo Co. plc	565,957	14,098
Patterson Cos. Inc.	326,288	10,099
Premier Inc. Class A	401,063	9,088
Select Medical Holdings Corp.	450,681	8,865
		8,375,501
Industrials (12.2%)
Caterpillar Inc.	2,036,979	756,615
RTX Corp.	5,539,602	714,332
Union Pacific Corp.	2,541,457	629,748
Honeywell International Inc.	2,715,102	607,423
Eaton Corp. plc	1,643,927	536,644
Automatic Data Processing Inc.	1,712,288	518,840
Lockheed Martin Corp.	878,699	406,794
United Parcel Service Inc. Class B	3,036,619	346,873
3M Co.	2,258,762	343,784
Illinois Tool Works Inc.	1,219,460	316,035
Emerson Electric Co.	2,380,199	309,307
General Dynamics Corp.	1,137,437	292,299
FedEx Corp.	942,867	249,737
Norfolk Southern Corp.	941,282	240,309
PACCAR Inc.	2,142,078	237,514
Johnson Controls International plc	2,779,567	216,806
Cummins Inc.	568,969	202,695
Paychex Inc.	1,339,191	197,758
Fidelity National Information Services Inc.	2,274,312	185,288
L3Harris Technologies Inc.	788,582	167,187
DuPont de Nemours Inc.	1,741,522	133,749
Rockwell Automation Inc.	477,313	132,898
Dow Inc.	2,931,882	114,490
Synchrony Financial	1,619,316	111,700
PPG Industries Inc.	962,924	111,102
Hubbell Inc. Class B	223,016	94,338
Packaging Corp. of America	369,359	78,548

		Shares	Market Value ($000)
	Snap-on Inc.	215,652	76,589
	Watsco Inc.	144,033	68,933
	RPM International Inc.	529,312	67,011
	Stanley Black & Decker Inc.	640,516	56,410
	CH Robinson Worldwide Inc.	483,041	48,058
	CNH Industrial NV	3,632,598	46,788
	nVent Electric plc	687,203	44,730
	FTAI Aviation Ltd.	419,900	42,213
	Flowserve Corp.	546,400	34,216
	Berry Global Group Inc.	476,886	32,390
	Huntington Ingalls Industries Inc.	162,494	32,054
	Oshkosh Corp.	271,859	31,644
	Ryder System Inc.	173,215	27,612
	Robert Half Inc.	421,451	27,306
	AGCO Corp.	258,828	27,029
	GATX Corp.	147,457	24,400
	Sealed Air Corp.	604,728	21,063
	Air Lease Corp. Class A	433,952	20,049
	Sonoco Products Co.	407,064	19,393
	Brunswick Corp.	273,771	18,463
	MSC Industrial Direct Co. Inc. Class A	191,616	15,408
	Korn Ferry	214,359	15,162
*	Everus Construction Group Inc.	211,497	14,553
	Western Union Co.	1,409,506	14,546
	ABM Industries Inc.	261,006	13,927
	Otter Tail Corp.	170,818	13,160
	Crane NXT Co.	204,569	13,086
	Trinity Industries Inc.	337,889	12,782
	McGrath RentCorp	100,761	12,360
	ManpowerGroup Inc.	196,363	11,825
	H&E Equipment Services Inc.	132,328	11,736
	Insperity Inc.	148,790	11,161
	ADT Inc.	1,368,012	10,506
	Hillenbrand Inc.	291,827	9,919
	Scorpio Tankers Inc.	184,802	8,800
	Greenbrier Cos. Inc.	127,220	8,430
	Kennametal Inc.	320,842	7,684
	Tennant Co.	78,936	6,751
	Star Bulk Carriers Corp.	411,401	6,323
	Greif Inc. Class A	102,714	6,288
	SFL Corp. Ltd. Class B	537,866	5,674
	Apogee Enterprises Inc.	90,689	4,627
	Deluxe Corp.	185,058	4,291
	Ardagh Metal Packaging SA	590,347	1,635
			9,259,798
Real Estate (0.0%)
	Newmark Group Inc. Class A	542,040	7,659
	Kennedy-Wilson Holdings Inc.	472,284	4,274
			11,933
Technology (10.9%)
	Broadcom Inc.	18,943,320	4,191,588
	International Business Machines Corp.	3,821,677	977,203
	QUALCOMM Inc.	4,652,091	804,486
	Texas Instruments Inc.	3,791,725	699,990
	Analog Devices Inc.	2,064,006	437,342
	NXP Semiconductors NV	1,065,402	222,190
	Corning Inc.	3,191,945	166,237
	HP Inc.	4,011,998	130,390
	Microchip Technology Inc.	2,208,121	119,901
	Hewlett Packard Enterprise Co.	5,402,974	114,489
	NetApp Inc.	858,152	104,780
	Seagate Technology Holdings plc	808,054	77,864
	Gen Digital Inc.	2,264,346	60,934
	Skyworks Solutions Inc.	669,047	59,385
	Amdocs Ltd.	467,258	41,207
	Avnet Inc.	362,335	18,718
	Dun & Bradstreet Holdings Inc.	1,255,933	15,448
	Vishay Intertechnology Inc.	520,202	8,807
	Clear Secure Inc. Class A	361,790	8,564

	Shares	Market Value ($000)
CSG Systems International Inc.	122,715	7,214
Benchmark Electronics Inc.	147,622	6,298
Xerox Holdings Corp.	477,962	4,082
Shutterstock Inc.	102,409	3,023
		8,280,140
Telecommunications (4.0%)
Cisco Systems Inc.	16,628,027	1,007,659
AT&T Inc.	29,906,021	709,670
Verizon Communications Inc.	17,555,311	691,504
Comcast Corp. Class A	15,809,286	532,141
Juniper Networks Inc.	1,354,658	47,223
Telephone & Data Systems Inc.	408,832	14,452
Cogent Communications Holdings Inc.	181,954	13,708
Iridium Communications Inc.	466,587	13,414
Cable One Inc.	23,332	7,093
Ubiquiti Inc.	17,312	6,986
		3,043,850
Utilities (6.9%)
NextEra Energy Inc.	8,566,225	612,999
Southern Co.	4,562,082	382,987
Waste Management Inc.	1,670,333	367,907
Duke Energy Corp.	3,214,429	359,984
Vistra Corp.	1,412,835	237,399
Sempra	2,638,185	218,785
American Electric Power Co. Inc.	2,196,490	216,047
Dominion Energy Inc.	3,490,689	194,047
Public Service Enterprise Group Inc.	2,076,464	173,468
Exelon Corp.	4,167,007	166,680
Xcel Energy Inc.	2,393,768	160,861
Entergy Corp.	1,775,517	143,959
Consolidated Edison Inc.	1,442,575	135,227
WEC Energy Group Inc.	1,317,331	130,758
Ameren Corp.	1,108,140	104,387
PPL Corp.	3,073,560	103,272
DTE Energy Co.	860,969	103,213
American Water Works Co. Inc.	812,314	101,247
FirstEnergy Corp.	2,397,942	95,438
Atmos Energy Corp.	644,669	91,872
NRG Energy Inc.	855,699	87,658
CenterPoint Energy Inc.	2,686,716	87,506
Eversource Energy	1,491,345	86,021
Edison International	1,583,391	85,503
CMS Energy Corp.	1,238,875	81,766
NiSource Inc.	1,944,111	72,515
Alliant Energy Corp.	1,067,041	62,827
Evergy Inc.	927,550	59,521
Pinnacle West Capital Corp.	472,439	41,083
Essential Utilities Inc.	1,047,543	37,167
OGE Energy Corp.	832,168	35,142
AES Corp.	2,951,785	32,470
UGI Corp.	895,445	27,517
National Fuel Gas Co.	379,383	26,568
IDACORP Inc.	221,486	24,350
New Jersey Resources Corp.	405,399	19,439
Southwest Gas Holdings Inc.	251,514	18,783
TXNM Energy Inc.	372,837	18,027
Portland General Electric Co.	428,615	17,633
Black Hills Corp.	288,622	16,951
Spire Inc.	234,834	16,664
ONE Gas Inc.	232,143	16,399
ALLETE Inc.	240,061	15,753
MDU Resources Group Inc.	845,300	15,063
Northwestern Energy Group Inc.	254,094	13,698
MGE Energy Inc.	150,749	13,545
Avista Corp.	323,299	11,839
American States Water Co.	153,520	11,437
Chesapeake Utilities Corp.	91,272	11,158
California Water Service Group	245,472	11,117
Clearway Energy Inc. Class C	338,686	8,782

			Shares	Market Value ($000)
	SJW Group		138,831	6,973
	Northwest Natural Holding Co.		159,658	6,374
	Clearway Energy Inc. Class A		145,689	3,574
				5,201,360
Total Common Stocks (Cost $54,487,148)				75,762,077
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund (Cost $41,463)	4.371%	414,704	41,466
Total Investments (99.9%) (Cost $54,528,611)				75,803,543
Other Assets and Liabilities—Net (0.1%)				56,685
Net Assets (100%)				75,860,228
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,385,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,855,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	288	87,368	344

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/29/25	BANA	16,728	(4.338)	—	(317)
Paramount Global Class B	8/29/25	BANA	6,234	(4.338)	258	—
					258	(317)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $154,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	75,762,077	—	—	75,762,077
Temporary Cash Investments	41,466	—	—	41,466
Total	75,803,543	—	—	75,803,543

Derivative Financial Instruments
Assets
Futures Contracts[1]	344	—	—	344
Swap Contracts	—	258	—	258
Total	344	258	—	602
Liabilities
Swap Contracts	—	(317)	—	(317)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.